Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 14	$ 5	$ 18	$ 286
Cost of revenue				57
Gross profit			18	229
Operating expenses:
Research and development	238	1,062	5,092	5,821
General and administrative	2,882	6,245	23,077	21,380
Impairment of long term assets	253
Depreciation and amortization	78	84	361	293
Total operating expenses	3,451	7,391	28,530	27,494
Loss from operations	(3,437)	(7,386)	(28,512)	(27,265)
Other income (expense):
Interest income, net	(3)	4	9	3
Other income (expense), net:	25		(187)
Loss before income taxes	(3,415)	(7,382)	(28,690)	(27,262)
Income taxes (benefit)
Net loss	(3,415)	(7,382)	(28,690)	(27,262)
Non-controlling interest	13	50	(351)	210
Net loss attributable to BioSig Technologies, Inc.	(3,402)	(7,332)	(29,041)	(27,052)
Preferred stock dividend	(2)	(2)	(9)	(9)
Preferred stock deemed dividend	(133)			(210)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (3,537)	$ (7,334)	$ (29,050)	$ (27,271)
Net loss per common share, basic	$ (0.36)	$ (1.19)	$ (3.95)	$ (6.33)
Net loss per common share, diluted	$ (0.36)	$ (1.19)	$ (3.95)	$ (6.33)
Weighted average number of common shares outstanding, basic	9,856,261	6,186,666	7,351,794	4,307,244
Weighted average number of common shares outstanding, diluted	9,856,261	6,186,666	7,351,794	4,307,244
Product [Member]
Revenue:
Total revenue				$ 254
Service [Member]
Revenue:
Total revenue			$ 18	$ 32